Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	September 2018
Payment Date	10/15/2018
Transaction Month	21
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,718,023,629.80	66,537		56.5

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$346,400,000.00	0.84%		February 15, 2018
Class A-2a Notes	$400,000,000.00	1.33%		December 15, 2019
Class A-2b Notes	$159,800,000.00	2.27844%	*	December 15, 2019
Class A-3 Notes	$451,500,000.00	1.67%		June 15, 2021
Class A-4 Notes	$135,500,000.00	1.92%		April 15, 2022
Class B Notes	$47,150,000.00	2.24%		June 15, 2022
Class C Notes	$31,440,000.00	2.41%		July 15, 2023
Total	$1,571,790,000.00
		* One-month LIBOR + 0.12%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,550,526.17

Principal:
Principal Collections	$22,179,855.86
Prepayments in Full	$11,469,883.18
Liquidation Proceeds	$414,285.71
Recoveries	$97,170.89
Sub Total	$34,161,195.64
Collections	$35,711,721.81

Purchase Amounts:
Purchase Amounts Related to Principal	$298,247.13
Purchase Amounts Related to Interest	$1,111.85
Sub Total	$299,358.98

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$36,011,080.79

Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	September 2018
Payment Date	10/15/2018
Transaction Month	21
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$36,011,080.79
Servicing Fee	$687,570.13	$687,570.13	$0.00	$0.00	$35,323,510.66
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$35,323,510.66
Interest - Class A-2a Notes	$46,343.16	$46,343.16	$0.00	$0.00	$35,277,167.50
Interest - Class A-2b Notes	$29,602.28	$29,602.28	$0.00	$0.00	$35,247,565.22
Interest - Class A-3 Notes	$628,337.50	$628,337.50	$0.00	$0.00	$34,619,227.72
Interest - Class A-4 Notes	$216,800.00	$216,800.00	$0.00	$0.00	$34,402,427.72
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$34,402,427.72
Interest - Class B Notes	$88,013.33	$88,013.33	$0.00	$0.00	$34,314,414.39
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$34,314,414.39
Interest - Class C Notes	$63,142.00	$63,142.00	$0.00	$0.00	$34,251,272.39
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$34,251,272.39
Regular Principal Payment	$31,090,271.52	$31,090,271.52	$0.00	$0.00	$3,161,000.87
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$3,161,000.87
Residual Released to Depositor	$0.00	$3,161,000.87	$0.00	$0.00	$0.00
Total		$36,011,080.79

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$31,090,271.52
Total					$31,090,271.52
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$22,215,270.83	$55.54	$46,343.16	$0.12	$22,261,613.99	$55.66
Class A-2b Notes	$8,875,000.69	$55.54	$29,602.28	$0.19	$8,904,602.97	$55.73
Class A-3 Notes	$0.00	$0.00	$628,337.50	$1.39	$628,337.50	$1.39
Class A-4 Notes	$0.00	$0.00	$216,800.00	$1.60	$216,800.00	$1.60
Class B Notes	$0.00	$0.00	$88,013.33	$1.87	$88,013.33	$1.87
Class C Notes	$0.00	$0.00	$63,142.00	$2.01	$63,142.00	$2.01
Total	$31,090,271.52	$19.78	$1,072,238.27	$0.68	$32,162,509.79	$20.46

Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	September 2018
Payment Date	10/15/2018
Transaction Month	21

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$41,813,375.79	0.1045334	$19,598,104.96	0.0489953
Class A-2b Notes	$16,704,443.62	0.1045334	$7,829,442.93	0.0489953
Class A-3 Notes	$451,500,000.00	1.0000000	$451,500,000.00	1.0000000
Class A-4 Notes	$135,500,000.00	1.0000000	$135,500,000.00	1.0000000
Class B Notes	$47,150,000.00	1.0000000	$47,150,000.00	1.0000000
Class C Notes	$31,440,000.00	1.0000000	$31,440,000.00	1.0000000
Total	$724,107,819.41	0.4606899	$693,017,547.89	0.4409098

Pool Information
Weighted Average APR	2.360%	2.350%
Weighted Average Remaining Term	39.40	38.55
Number of Receivables Outstanding	46,086	45,154
Pool Balance	$825,084,154.95	$790,307,872.31
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$759,329,703.27	$727,717,787.51
Pool Factor	0.4802519	0.4600099

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,590,118.15
Yield Supplement Overcollateralization Amount	$62,590,084.80
Targeted Overcollateralization Amount	$97,290,324.42
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$97,290,324.42

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,590,118.15
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,590,118.15
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,590,118.15

Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	September 2018
Payment Date	10/15/2018
Transaction Month	21
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		99	$414,010.76
(Recoveries)		94	$97,170.89
Net Loss for Current Collection Period			$316,839.87
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.4608%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.5341%
Second Prior Collection Period			0.1681%
Prior Collection Period			0.6424%
Current Collection Period			0.4707%
Four Month Average (Current and Prior Three Collection Periods)			0.4538%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2294	$9,299,948.43
(Cumulative Recoveries)			$1,045,232.69
Cumulative Net Loss for All Collection Periods			$8,254,715.74
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.4805%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,054.03
Average Net Loss for Receivables that have experienced a Realized Loss			$3,598.39

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.16%	436	$9,169,860.12
61-90 Days Delinquent	0.11%	40	$842,362.54
91-120 Days Delinquent	0.04%	11	$324,523.25
Over 120 Days Delinquent	0.06%	19	$491,786.26
Total Delinquent Receivables	1.37%	506	$10,828,532.17

Repossession Inventory:
Repossessed in the Current Collection Period		30	$702,645.81
Total Repossessed Inventory		44	$1,031,423.60

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1210%
Prior Collection Period			0.1519%
Current Collection Period			0.1550%
Three Month Average			0.1426%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.90%
13-24	1.70%
25-36	3.00%
37+	4.80%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2099%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	September 2018
Payment Date	10/15/2018
Transaction Month	21

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2018

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Jason C. Behnke
Assistant Treasurer